Advance to Suppliers, Net (Details) - Prepaid Suppliers [Member] - CNY (¥)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Advance to Suppliers, Net [Line Items]
Wrote off advance to suppliers			¥ 2,848,086
Advance to suppliers	¥ 344,330	¥ 5,216,045